Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
Schedule of Calculation of Loss Per Share

Details regarding the number of shares in the calculation of profit or (loss) per share

	For the year ended December 31
	2025		2024		2023
		Profit (loss)		Profit (loss)		Profit (loss)
	Weighted number of shares	NIS in thousands	Weighted number of shares	NIS in thousands	Weighted number of shares	NIS in thousands

Number of shares and profit (loss) for calculating basic and diluted profit (loss) per share	53,743,140	(35,710)	45,869,177	(67,795)	45,572,689	(61,959)